Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000241259 | BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241259 | BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241259 | BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241259 | BNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241259 | BNY-92939U106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241259 | BNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241259 | BNY-049560105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241259 | BNY-0790873
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241259 | BNY-BDR05C0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241259 | BNY-32054K103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241259 | ElectricBNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000241259 | Engineering & ConstructionBNY-B0ZV104
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000241259 | REITSBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241259 | Real EstateBNY-6597603
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241259 | REITSBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241259 | REITSBNY-32054K103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000241259 | REITSBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241259 | PipelinesBNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000241259 | REITSBNY-902653104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241259 | Money Market FundsBNY-BYM4G0625
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225893 | BNY-912810UT3
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225893 | BNY-91282CQN4
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225893 | BNY-38385B2H2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225893 | BNY-31418EB82
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225893 | BNY-20754XAG8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225893 | BNY-3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225893 | BNY-3137FUQM9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225893 | BNY-749384AA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225893 | BNY-3136BBCM2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225893 | BNY-35564NHA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225893 | Mortgage SecuritiesBNY-749384AA1
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000225893 | Asset Backed SecuritiesBNY-505709AG0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225893 | BanksBNY-61747YEF8
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225893 | U.S. Treasury BondBNY-912810UT3
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225893 | ElectricBNY-30036FAD3
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225893 | U.S. Treasury NoteBNY-91282CQN4
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225893 | Diversified Financial ServicesBNY-05401AAV3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225893 | PipelinesBNY-19828TAH9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225893 | Money Market FundsBNY-X9USDBLYT
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225893 | MediaBNY-88732JAU2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238088 | BNY-1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238088 | BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238088 | BNY-98379YAA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238088 | BNY-603051AF0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238088 | BNY-682691AJ9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-030981AM6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-651229BC9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-431318BE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-737446AV6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-78454LAY6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238088 | Money Market FundsBNY-BYM4G0625
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238088 | MediaBNY-1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000238088 | Oil & GasBNY-61965RAC9
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000238088 | Commercial ServicesBNY-019576AD9
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000238088 | RetailBNY-71677KAC2
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000238088 | ElectricBNY-98379YAA0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238088 | Diversified Financial ServicesBNY-77311WAD3
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238088 | TelecommunicationsBNY-97382BAB5
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238088 | ChemicalsBNY-78433BAB4
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238088 | Healthcare-ServicesBNY-74165HAC2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248469 | BNY-31418EB82
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000248469 | BNY-3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000248469 | BNY-749384AA1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248469 | BNY-38380MYW5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248469 | BNY-46654KAC1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248469 | BNY-20753VBT4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248469 | BNY-33846QAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248469 | BNY-3136BTSF1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248469 | BNY-35564KKL2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248469 | BNY-98919WAN3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248469 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000248469 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000248469 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248469 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248469 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000267030 | BNY-63877NPK7
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000267030 | BNY-8371516N4
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000267030 | BNY-70870JKB3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000267030 | BNY-09182THB6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000267030 | BNY-5445252R8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000267030 | BNY-167591AD8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000267030 | BNY-664840AL9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000267030 | BNY-560354AE2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000267030 | BNY-452252LD9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000267030 | BNY-24917QBP8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000267030 | IllinoisBNY-167591AD8
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000267030 | CaliforniaBNY-63877NPK7
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000267030 | ColoradoBNY-24917QBP8
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000267030 | TexasBNY-1504612F7
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000267030 | Puerto RicoBNY-74529JQG3
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000267030 | South CarolinaBNY-8371516N4
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000267030 | AlabamaBNY-09182THB6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267030 | PennsylvaniaBNY-70870JKB3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000267030 | GeorgiaBNY-560354AE2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000267030 | ArizonaBNY-04052FEM3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184310 | BNY-650116JL1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184310 | BNY-70868YAZ2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184310 | BNY-386448EV2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184310 | BNY-01728LKY7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184310 | BNY-944514L22
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184310 | BNY-84552YTM3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184310 | BNY-544532PW8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184310 | BNY-39160CAQ0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184310 | BNY-44237NNL2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184310 | BNY-702538GN3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184310 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184310 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000184310 | Texas
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000184310 | California
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000184310 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000184310 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000184310 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000184310 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000184310 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184310 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000257922 | BNY-13013JHH2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000257922 | BNY-63609YAA6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000257922 | BNY-84136HCT8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000257922 | BNY-72342NAF2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257922 | BNY-13032UZ92
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257922 | BNY-71884SAA8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257922 | BNY-65820YWD4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257922 | BNY-59447UBB5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257922 | BNY-118217CN6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000257922 | BNY-64966TGS7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000257922 | TexasBNY-64542UHT4
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000257922 | CaliforniaBNY-13032UZ92
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000257922 | GeorgiaBNY-360059AL3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000257922 | New YorkBNY-64966TGS7
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000257922 | AlabamaBNY-010604BZ8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000257922 | North CarolinaBNY-230589AB9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000257922 | ArizonaBNY-71884SAA8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000257922 | IllinoisBNY-72342NAF2
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000257922 | IndianaBNY-45528VFT1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000257922 | New JerseyBNY-724292YK7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184311 | BNY-09182TAF4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184311 | BNY-544532RX4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184311 | BNY-56035DJJ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184311 | BNY-84136HCF8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184311 | BNY-63607WBU7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184311 | BNY-74440DFC3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184311 | BNY-64966SNL6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184311 | BNY-91412GSG1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184311 | BNY-13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184311 | BNY-492450AT8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184311 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000184311 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000184311 | California
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000184311 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184311 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000184311 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000184311 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000184311 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184311 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184311 | North Carolina
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222073 | BNY-13013JHW9
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222073 | BNY-13049YBF7
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000222073 | BNY-13032UWT1
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000222073 | BNY-13080SJE5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000222073 | BNY-13062TH72
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222073 | BNY-842469CW6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222073 | BNY-13068XST7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222073 | BNY-91412HUS0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222073 | BNY-79766DTQ2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222073 | BNY-71440RAG4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222073 | General
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000222073 | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000222073 | School District
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222073 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000222073 | Airport
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000222073 | Mello-Roos
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000222073 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222073 | Power
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222073 | Water
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222073 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234758 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000234758 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000234758 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000234758 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234758 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000234758 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234758 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234758 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234758 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234758 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234758 | SemiconductorsBNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000234758 | InternetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000234758 | Aerospace & DefenseBNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000234758 | InternetBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000234758 | PharmaceuticalsBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000234758 | Diversified Financial ServicesBNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234758 | ChemicalsBNY-278865100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234758 | Money Market FundsBNY-X9USDDIRM
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234759 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000234759 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000234759 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234759 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234759 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000234759 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000234759 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234759 | BNY-36828A101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234759 | BNY-G8994E103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234759 | BNY-032654105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234759 | SemiconductorsBNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000234759 | InternetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000234759 | InternetBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000234759 | PharmaceuticalsBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234759 | Diversified Financial ServicesBNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234759 | Money Market FundsBNY-X9USDDIRM
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234759 | Machinery-Construction & MiningBNY-36828A101
Holdings [Line Items]
Percent of Net Asset Value	12.50%